Related party transactions (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended				12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	May 25, 2011 Mexican federal government Predecessor Registrant	May 25, 2011 Mexican federal government Satellite services Predecessor Registrant	May 25, 2011 Mexican federal government Satellite capacity Predecessor Registrant	May 25, 2011 Loral Predecessor Registrant	Dec. 31, 2013 Intenal Mexican	Dec. 31, 2012 Intenal Mexican	Dec. 31, 2011 Enlaces (Discontinued operation)	Dec. 31, 2013 Enlaces (Discontinued operation)	Dec. 31, 2012 Enlaces (Discontinued operation)	May 25, 2011 Enlaces (Discontinued operation) Predecessor Registrant
Related party transactions
Revenues from related party		$ 2,225	$ 977	$ 119			$ 3,044	$ 4,178	$ 4,715	$ 2,153
Expenses from: Rent of control centers	225
Expenses from: Professional fees					372	144
Capital expenditures for: Construction Satmex 8				$ 148,932